Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of allowance for doubtful accounts

	2020	2019
Allowance for doubtful accounts, beginning balance	$190,088	$39,571
Additions:
Bad debt expense	1,094,507	345,941
Deductions:
Write-off uncollectable accounts	(1,076,173)	(195,424)
Allowance for doubtful accounts, ending balance	$208,422	$190,088